SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation

a) Basis of Preparation

Enerplus’ Consolidated Financial Statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These Consolidated Financial Statements present Enerplus’ financial position as at December 31, 2016 and 2015 and results of operations for the years ended December 31, 2016, and the 2015 and 2014 comparative years. Certain prior period amounts have been restated to conform with current period presentation.

i. Reporting Currency

These Consolidated Financial Statements are presented in Canadian dollars, which is Enerplus’ reporting currency. All financial information presented in Canadian dollars has been rounded to the nearest thousand unless otherwise indicated.

ii. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. Significant estimates made by management include: oil and natural gas reserves and related present value of future cash flows, depreciation, depletion and accretion (“DD&A”), impairment, asset retirement obligations, income taxes, income tax asset values, impairment assessments of goodwill and the fair value of derivative instruments. Enerplus uses the most current information available and exercises judgment in making these estimates and assumptions. In the opinion of management, these Consolidated Financial Statements have been properly prepared within reasonable limits of materiality and within the framework of the Company’s significant accounting policies.

iii. Basis of Consolidation

These Consolidated Financial Statements include the accounts of Enerplus and its subsidiaries. Intercompany balances and transactions are eliminated on consolidation. Interests in jointly controlled oil and natural gas assets are accounted for following the concept of undivided interest, whereby Enerplus’ proportionate share of revenues, expenses, assets and liabilities are included in the accounts.

The acquisition method of accounting is used to account for acquisitions of companies that meet the definition of a business under U.S. GAAP. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

Revenue

b) Revenue

Revenue associated with the sale of oil and natural gas is recognized when title passes from the Company to its customers if collectability is reasonably certain and the sales price is determinable. Revenue is measured at the fair value of the consideration received or receivable based on price, volumes delivered and contractual delivery points. Realized gains and losses from commodity price risk management activities are recognized in revenue when the contract is settled. Unrealized gains and losses on commodity price risk management activities are recognized in revenue based on the changes in fair value of the contracts at the end of the respective reporting period.

Transportation

c) Transportation

Enerplus generally sells oil and natural gas under two types of agreements which are common in our industry.  Both types of agreements include a transportation charge.  One is a net-back arrangement, under which the Company sells crude oil or natural gas at the wellhead and collects a price, net of the transportation incurred by the purchaser.  In this case, sales are recorded at the price received from the purchaser, net of transportation costs.

Under the other arrangement, Enerplus sells crude oil or natural gas at a specific delivery point, pays transportation to a third party and receives proceeds from the purchaser with no transportation deduction.  In this case transportation costs are recorded as transportation expense on the Consolidated Statements of Income/(Loss).  Due to these two distinct selling arrangements, Enerplus’ computed realized prices, before the impact of derivative instruments, include revenues which are reported under two separate bases.

Oil and Natural Gas Properties

d) Oil and Natural Gas Properties

Enerplus uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition, exploration and development costs incurred in finding oil and natural gas reserves are capitalized, including general and administrative costs directly attributable to these activities. These costs are recorded on a country‑by‑country cost centre basis as oil and natural gas properties subject to depletion (“full cost pool”). Costs associated with production and general corporate activities are expensed as incurred.

The net carrying value of both proved and unproved oil and natural gas properties is depleted using the unit of production method using proved reserves, as determined using a constant price assumption of the simple average of the preceding twelve months’ first-day-of-the-month commodity prices (“SEC prices”). The depletion calculation takes into account estimated future development costs necessary to bring those reserves into production.

Under full cost accounting, a ceiling test is performed on a cost centre basis. Enerplus limits capitalized costs of proved and unproved oil and natural gas properties, net of accumulated depletion and deferred income tax liabilities, to the estimated future net cash flows from proved oil and natural gas reserves discounted at 10%, net of related tax effects, plus the lower of cost or fair value of unproved properties (“the ceiling”). If such capitalized costs exceed the ceiling, a write-down equal to that excess is recorded as a non-cash charge to net income. A write-down is not reversed in future periods even if higher oil and natural gas prices subsequently increase the ceiling.

Under full cost accounting rules, divestitures of oil and gas properties are generally accounted for as adjustments to capitalized costs, with no recognition of a gain or loss.  However, if not recognizing a gain or loss on the transaction would have otherwise significantly altered the relationship between a cost centre’s capitalized costs and proved reserves, then a gain or loss must be recognized.

Other Capital Assets

e) Other Capital Assets

Other capital assets are recorded at historical cost, net of depreciation, and include furniture, fixtures, leasehold improvements and computer equipment. Depreciation is calculated on a straight-line basis over the estimated useful life of the respective asset. The cost of repairs and maintenance is expensed as incurred.

Restricted Cash

f) Restricted Cash

Restricted cash on the Consolidated Balance Sheets as of December 31, 2016 consists of proceeds from the sale of our non-operated North Dakota properties.  The funds have been deposited with a qualified intermediary through two financial institutions and which is restricted for application towards future acquisitions to facilitate a potential like-kind exchange transaction for U.S. federal income tax purposes.  The funds continue to be held in escrow and will remain there for a period of up to 180 days from the closing date of the sale.  Counterparty credit risk related to this restricted cash is managed through the use of a qualified trust account, whereby the assets held in trust must be segregated from the financial institution’s assets, and in the event of its bankruptcy, the funds would not be subject to payments to the creditors of the financial institution.

Goodwill

g) Goodwill

Enerplus recognizes goodwill relating to business acquisitions when the total purchase price exceeds the fair value of the net identifiable assets and liabilities acquired. The portion of goodwill that relates to U.S. operations fluctuates due to changes in foreign exchange rates. Goodwill is stated at cost less impairment and is not amortized. Goodwill is not deductible for income tax purposes.

Impairment testing is performed on an annual basis or more frequently if events or changes in circumstances indicate that goodwill may be impaired.  Enerplus performs a qualitative assessment by evaluating potential indicators of impairment, and if it is more likely than not that the fair value of the reporting unit is less than its carrying value, quantitative impairment tests are performed.  If the carrying value of the reporting unit exceeds its fair value, goodwill is written down to its implied fair value with an offsetting charge to earnings in the Consolidated Statements of Income/(Loss).    For the purposes of goodwill impairment testing, Enerplus has one consolidated reporting unit.

During the 2016 and 2015 years there were no additions or impairments to goodwill.

Asset Retirement Obligations

h) Asset Retirement Obligations

Enerplus’ oil and natural gas operating activities give rise to dismantling, decommissioning and site remediation activities. Enerplus recognizes a liability for the estimated present value of the future asset retirement obligation liability at each balance sheet date. The associated asset retirement cost is capitalized and amortized over the same period as the underlying asset. Changes in the estimated liability and related asset retirement cost can arise as a result of revisions in the estimated amount or timing of cash flows.

Depletion of asset retirement costs and increases in asset retirement obligations resulting from the passage of time are recorded to depreciation, depletion and accretion and charged against net income in the Consolidated Statements of Income/(Loss).

Income Tax

i) Income Tax

Enerplus uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are recorded on the temporary differences between the accounting and income tax basis of assets and liabilities, using the enacted tax rates expected to apply when the temporary differences are expected to reverse. Deferred tax assets are reviewed each period and a valuation allowance is provided if, after considering available evidence, it is more likely than not that a deferred tax asset will not be realized. Enerplus considers both positive and negative evidence including historic and expected future taxable income, reversing existing temporary differences and tax basis carry forward periods in making this assessment. A valuation allowance is removed in any period where available evidence indicates all or a portion of the valuation allowance is no longer required.  The financial statement effect of an uncertain tax position is recognized when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxation authority. Penalties and interest related to income tax are recognized in income tax expense.

Financial Instruments

j) Financial Instruments

i. Fair Value Measurements

Financial instruments are initially recorded at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For financial instruments carried at fair value, inputs used in determining the fair value are characterized according to the following fair value hierarchy:

•   Level 1  –  Inputs represent quoted market prices in active markets for identical assets or liabilities.

•   Level 2  –  Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

•   Level 3  – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

Subsequent measurement is based on classification of the financial instrument into one of the following five categories: held-for-trading, held-to-maturity, available-for-sale, loans and receivables or other financial liabilities.

ii. Non-derivative financial instruments

From time-to-time, Enerplus may hold certain marketable securities in entities involved in the oil and gas industry which would be included in other assets on the Consolidated Balance Sheets. These investments may include both publicly traded and unlisted marketable securities. Publicly traded investments are classified as available‑for‑sale and carried at fair value based on a Level 1 designation, with changes in fair value recorded in other comprehensive income. Fair values are determined by reference to quoted market bid prices at the close of business on the balance sheet date. When investments are ultimately sold any gains or losses are recognized in net income and any unrealized gains or losses previously recognized in other comprehensive income are reversed.

The carrying amount of cash, restricted cash, accounts receivable, accounts payable, dividends payable and bank credit facilities reported on the Consolidated Balance Sheets approximates fair value.  The fair value of long-term debt has been disclosed in Note 15.

Enerplus capitalizes debt issuance costs, except for those related to revolving credit facilities. These costs are presented on the Consolidated Balance Sheets as a direct deduction from the carrying amount of the related debt liability.

iii. Derivative financial instruments

Enerplus enters into financial derivative contracts in order to manage its exposure to market risks from fluctuations in commodity prices, foreign exchange rates and interest rates in the normal course of operations.   Enerplus has not designated its financial derivative contracts as effective accounting hedges, and thus has not applied hedge accounting, even though it considers most of these contracts to be economic hedges. As a result, all financial derivative contracts are classified as held-for-trading and are recorded at fair value based on a Level 2 designation, with changes in fair value recorded in net income.  The fair values of these derivative instruments are generally based on an estimate of the amounts that would be paid or received to settle these instruments at the balance sheet date. Enerplus’ accounting policy is to not offset the fair values of its financial derivative assets and liabilities.

Enerplus’ crude oil, natural gas and natural gas liquids physical delivery purchase and sales contracts qualify as normal purchases and sales as they are entered into and held for the purpose of receipt or delivery of products in accordance with the Company’s expected purchase, sale or usage requirements.  As such, these contracts are not considered derivative financial instruments. Settlements on these physical contracts are recognized in net income over the term of the contracts as they occur.

Foreign Currency

k) Foreign Currency

i. Foreign currency transactions

Transactions denominated in foreign currencies are translated to Canadian dollars using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to Canadian dollars using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Foreign currency differences arising on translation are recognized in net income in the period in which they arise.

ii. Foreign operations

Assets and liabilities of Enerplus’ U.S. operations are translated into Canadian dollars at period end exchange rates while revenues and expenses are translated using average rates for the period. Gains and losses from the translation are deferred and included in the cumulative translation adjustment which is recorded in accumulated other comprehensive income.

Share-Based Compensation

l) Share-Based Compensation

Enerplus’ share-based compensation plans include its cash-settled Restricted Share Unit (“RSU”), Performance Share Unit (“PSU”) and Director Share Unit (“DSU”) plans, its equity-settled RSU and PSU plans, as well as Enerplus’ Stock Option Plan.  The final cash-settled RSU grant was paid in 2016.   The Company is authorized to issue up to 5% of outstanding common shares from treasury in relation to its equity-settled RSU and PSU plans.  In 2014, the Company suspended the issuance of stock options.

i. RSU, PSU, and DSU plans

Under Enerplus’ RSU plan, employees receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and vests one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

Under Enerplus’ PSU plan, executives and management receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and they vest at the end of three years. The value upon vesting is based on value of the underlying shares plus notional accrued dividends along with a multiplier that ranges from 0 to 2 depending on Enerplus’ performance compared to the TSX oil and gas index over the vesting period.

Under Enerplus’ DSU plan, directors receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded is based on the annual retainer value and they vest upon the director leaving the Board. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period. All DSU grants are settled in cash.

Enerplus recognizes a liability in respect of its cash-settled long-term incentive plans based on their estimated fair value. The liability is re-measured at each reporting date and at settlement date with any changes in the fair value recorded as share-based compensation, included in general and administrative expense.

Enerplus recognizes non-cash share-based compensation expense over the vesting period of the equity-settled long-term incentive plans, based on the estimated grant date fair value of the respective awards.  Share-based compensation charges are recorded on the Consolidated Statements of Income/(Loss) with an offset to paid-in capital.  Each period, management performs an estimate of the PSU plan multiplier. Any differences that arise between the actual multiplier on plan settlement and management’s estimate is recorded to share-based compensation.  On settlement of these plans, amounts previously recorded to paid-in capital are reclassified to share capital.

ii. Stock options

Under Enerplus’ Stock Option Plan, employees were granted options to purchase common shares of the Company at an exercise price equal to the market value of the common shares on the date the options are granted. Options granted were exercisable in thirds over the three year vesting schedule and expire seven years after the date the options are granted. Enerplus used the Black-Scholes option pricing model to calculate the grant date fair value of stock options granted under the Company’s Stock Option Plan. This amount was charged to earnings as share-based compensation over the vesting period of the options, with a corresponding increase in paid-in capital. When options are exercised, the proceeds, together with the amount recorded in paid-in capital, are recorded to share capital.

Net Income Per Share

m) Net Income Per Share

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period.

For the diluted net income per common share calculation, the weighted average number of shares outstanding is adjusted for the potential number of shares which may have a dilutive effect on net income. The weighted average number of diluted shares is calculated in accordance with the treasury stock method which assumes that the proceeds received from the exercise of all stock options would be used to repurchase common shares at the average market price.

Contingencies

n) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Contingencies are adjusted as additional information becomes available or circumstances change.

Accounting Changes and Recent Pronouncements Issued

o) Accounting Changes and Recent Pronouncements Issued

i. Recently adopted accounting standards

Effective in 2016, Enerplus adopted the following Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”):

•	ASU 2014-12, Compensation – Stock Compensation: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period
•	ASU 2015-02, Amendments to the Consolidation Analysis
•	ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs

The adoption of these ASUs did not have a material impact on Enerplus’ Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the definition of a business.  The amendments in the ASU provide a screen to determine whether an integrated set of assets and activities (a “set”) is not a business.  The screen requires that when substantially all of the fair value of the gross assets acquired is concentrated in a single or group of similar identifiable assets, that the set is not a business.  The ASU is effective January 1, 2018 and is to be applied prospectively, with early adoption permitted.  Enerplus has early adopted this ASU for the year ended December 31, 2016.    As a result of the early adoption of this ASU, certain Canadian properties that were acquired during the year were accounted for as a property acquisition instead of a business combination.

ii. Future accounting changes

Enerplus will adopt the following ASU’s issued by the FASB, which have been issued but are not yet effective.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which will require entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard also will require expanded disclosures regarding the nature, amount, timing and certainty of revenue and cash flows from contracts with customers.

The FASB further issued several ASUs in 2016 which provide clarification on implementation of the amended standard, Revenue from Contracts with Customers (Topic 606), and included technical corrections and improvements and practical expedients that can be applied under certain circumstances.  The amendments under these ASUs will become effective on January 1, 2018, however early adoption is permitted in 2017.  Enerplus does not intend to early adopt these amendments, and continues to assess the impact they will have on the Consolidated Financial Statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842).  The ASU introduces a lessee accounting model that requires that most leases be recorded as a lease asset and lease liability on the balance sheet, with some exceptions.   The ASU provides additional guidance on identifying and separating components of leases and a practical expedient on making this determination.  The ASU is effective January 1, 2019, with early adoption permitted.  Enerplus does not intend to early adopt these amendments, and continues to assess the impact they will have on the Consolidated Financial Statements.

In November 2016, the FASB issued ASU 2016-18, Statements of Cash Flows – Restricted Cash.   The ASU requires amounts described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the total beginning and ending amounts for the periods shown on the Consolidated Statements of Cash Flows.  The updated guidance is effective January 1, 2018, with early adoption permitted.  The adoption of this update is not expected to have a material impact on the Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This standard eliminates Step 2 of the goodwill impairment test, and requires a goodwill impairment charge for the amount that the goodwill carrying amount exceeds the reporting unit’s fair value. The updated guidance is effective for January 1, 2020, with early adoption permitted.  Enerplus does not expect to early adopt these amendments, and continues to assess the impact they will have on the Consolidated Financial Statements.